Employee benefit obligations - Amounts recognized in consolidated income statement (Details) - Ardagh Group S.A. - Defined benefit plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Cost of sales-current service cost	$ (43)	$ (41)	$ (45)
Cost of sales-past service credit	8	32
SGA-current service cost	(3)	(6)	(6)
SGA-past service credit	2	11
Current service cost and administration costs excluding finance expense	(36)	(4)	(51)
Finance expense (Note 5)	(24)	(27)	(26)
Current service cost and administration costs	$ (60)	$ (31)	$ (77)